Oct. 01, 2020
Prudential Investment Portfolios 2
PGIM QMA Mid-Cap Core Equity Fund (the Fund)
Supplement dated June 29, 2021
, to the
Currently Effective Summary Prospectus and Prospectus
1.
Effective July 1, 2021, the Fund's Summary Prospectus and Prospectus are hereby revised as follows:
(i)
In the section of the Summary Prospectus and Prospectus entitled
"Fund Fees and Expenses,"
the Annual Fund Operating Expenses table is deleted in its entirety and replaced with the following table:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class R6

Management fees	0.50%

Distribution and service (12b-1) fees	None

Other expenses	0.82%

Total annual Fund operating expenses	1.32%

Fee waiver and/or expense reimbursement	(0.52%)

Total annual Fund operating expenses after fee waiver and/or expense	0.80%
reimbursement (1)

(1)
PGIM Investments LLC (PGIM Investments) has contractually agreed, through November 30, 2022, to limit Total Annual Fund Operating Expenses after fee waivers and/or expense reimbursements to 0.80% of average daily net assets for Class R6 shares. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales. Fees and/or expenses waived and/or reimbursed by PGIM Investments may be recouped by PGIM Investments within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. This waiver may not be terminated prior to November 30, 2022 without the prior approval of the Fund's Board of Trustees.
(ii)
In the section of the Summary Prospectus and Prospectus entitled
"Fund Fees and Expenses,"
the expense example table is deleted in its entirety and replaced with the following table:
	If Shares Are Redeemed				If Shares Are Not Redeemed

Share Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years

Class R6	$82	$367	$674	$1,545	$82	$367	$674	$1,545